RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2025
RECLAMATION PROVISION
Sechedule of reclamation provision
	December 31, 2025	December 31, 2024
Balance at beginning of the period	$2,062	$2,195
Changes in estimates	349	84
Unwinding of discount	204	197
Effect of movements in exchange rates	306	(414)
Balance at end of the period	$2,921	$2,062